Summary of Significant Accounting Policies (Details 1) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 56,000,155	$ 57,339,888
% of total markers receivable	32.00%	34.00%
Financing Receivables, 0 to 60 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 0	$ 19,312,846
Financing Receivables, 61 to 120 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	24,869,691
Financing Receivables, 121 to 180 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	9,283,283	13,157,351
Financing Receivables Equal To Greater Than 180 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 46,716,872	$ 0